Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Trade and other payables [abstract]
Payables to contractors and equipment suppliers	¥ 63,390		¥ 70,526
Payables to telecommunications products suppliers	5,096		4,349
Customer/contractor deposits	5,771		6,381
Repair and maintenance expense payables	6,526		6,252
Bills payable	4,039
Salary and welfare payables	7,249		5,900
Interest payable	101		299
Amounts due to services providers/content providers	2,591		1,920
VAT received from customer in advance	3,052		3,398
Accrued expenses	16,486		15,935
Others	7,263		7,498
Accounts payables and accrued liabilities	¥ 121,564	$ 17,462	¥ 122,458	¥ 125,260